Acquisitions and Deconsolidation of Subsidiary (Details 4) (Digital Communications [Member], USD $)	9 Months Ended
Sep. 12, 2012
Digital Communications [Member]
Summary of results of operations of Digital
Revenue	$ 1,691,956
Gross margin	139,675
Loss from operations	(473,918)
Interest expense	(251,412)
Net loss	$ (725,330)